Fair Value Measurements	3 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
The authoritative accounting guidance for fair value measurements specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions. These inputs create the following fair value hierarchy:

Level 1: Quoted prices for identical instruments in active markets.

Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Thus, assets and liabilities categorized as Level 3 may be measured at fair value using inputs that are observable (Levels 1 and 2) and unobservable (Level 3). Management's assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of assets and liabilities and their placement within the fair value hierarchy levels.

Balances Measured at Fair Value
The following tables show the fair values of certain of our financial instruments:

	March 31, 2018
(In thousands)	Balance	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$179,706	$179,706	$—	$—
Restricted cash	25,794	25,794	—	—
Investment available for sale	16,454	—	—	16,454

Liabilities
Contingent payments	$2,813	$—	$—	$2,813

	December 31, 2017
(In thousands)	Balance	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$203,104	$203,104	$—	$—
Restricted cash	24,175	24,175	—	—
Investment available for sale	17,752	—	—	17,752

Liabilities
Contingent payments	$2,887	$—	$—	$2,887

Cash and Cash Equivalents and Restricted Cash
The fair values of our cash and cash equivalents and restricted cash, classified in the fair value hierarchy as Level 1, are based on statements received from our banks at March 31, 2018 and December 31, 2017.

Investment Available for Sale
We have an investment in a single municipal bond issuance of $20.5 million aggregate principal amount of 7.5% Urban Renewal Tax Increment Revenue Bonds, Taxable Series 2007 with a maturity date of June 1, 2037 that is classified as available for sale. We are the only holder of this instrument and there is no quoted market price for this instrument. As such, the fair value of this investment is classified as Level 3 in the fair value hierarchy. The fair value of the instrument is estimated using a discounted cash flows approach and the significant unobservable input used in the valuation at March 31, 2018 and December 31, 2017 is a discount rate of 11.2% and 9.6%, respectively. Unrealized gains and losses on this instrument resulting from changes in the fair value of the instrument are not charged to earnings, but rather are recorded as other comprehensive income (loss) in the stockholders' equity section of the condensed consolidated balance sheets. At both March 31, 2018 and December 31, 2017, $0.5 million of the carrying value of the investment available for sale is included as a current asset in prepaid expenses and other current assets, and at March 31, 2018 and December 31, 2017, $16.0 million and $17.3 million, respectively, is included in other assets on the condensed consolidated balance sheets. The discount associated with this investment of $2.9 million, at both March 31, 2018 and December 31, 2017, is netted with the investment balance and is being accreted over the life of the investment using the effective interest method. The accretion of such discount is included in interest income on the condensed consolidated statements of operations.

Contingent Payments
In connection with the development of the Kansas Star Casino ("Kansas Star"), Kansas Star agreed to pay a former casino project promoter 1% of Kansas Star's EBITDA each month for a period of ten years commencing on December 20, 2011. The liability is recorded at the estimated fair value of the contingent payments using a discounted cash flows approach and the significant unobservable input used in the valuation at March 31, 2018 and December 31, 2017, is a discount rate of 10.8% and 9.2%, respectively. At March 31, 2018 and December 31, 2017, there was a current liability of $0.9 million and $0.8 million, respectively, related to this agreement, which is recorded in accrued liabilities on the respective condensed consolidated balance sheets, and long-term obligation at March 31, 2018 and December 31, 2017, of $1.9 million and $2.1 million, respectively, which is included in other liabilities on the respective condensed consolidated balance sheets.

The following tables summarize the changes in fair value of the Company's Level 3 assets and liabilities:

	Three Months Ended
	March 31, 2018		March 31, 2017
	Assets	Liability	Assets	Liability
(In thousands)	Investment Available for Sale	Contingent Payments	Investment Available for Sale	Contingent Payments
Balance at beginning of reporting period	$17,752	$(2,887)	$17,259	$(3,038)
Total gains (losses) (realized or unrealized):
Included in interest income (expense)	36	(62)	35	(129)
Included in other comprehensive income (loss)	(1,334)	—	571	—
Included in other items, net	—	(82)	—	(391)
Purchases, sales, issuances and settlements:
Settlements	—	218	—	210
Balance at end of reporting period	$16,454	$(2,813)	$17,865	$(3,348)

We are exposed to valuation risk on our Level 3 financial instruments. We estimate our risk exposure using a sensitivity analysis of potential changes in the significant unobservable inputs of our fair value measurements. Our Level 3 financial instruments are most susceptible to valuation risk caused by changes in the discount rate. If the discount in our fair value measurements increased or decreased by 100 basis points, the change would not cause the value of our fair value measurements to change significantly.

Balances Disclosed at Fair Value
The following tables provide the fair value measurement information about our obligation under minimum assessment agreements and other financial instruments:

	March 31, 2018
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Liabilities
Obligation under assessment arrangements	$31,232	$25,271	$30,729	Level 3

	December 31, 2017
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Liabilities
Obligation under assessment arrangements	$31,729	$25,602	$26,999	Level 3

The following tables provide the fair value measurement information about our long-term debt:

	March 31, 2018
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Bank credit facility	$1,536,251	$1,512,309	$1,543,774	Level 2
6.875% senior notes due 2023	750,000	740,983	791,250	Level 1
6.375% senior notes due 2026	750,000	739,458	780,000	Level 1
Other	454	454	454	Level 3
Total debt	$3,036,705	$2,993,204	$3,115,478

	December 31, 2017
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Bank credit facility	$1,621,054	$1,595,703	$1,625,178	Level 2
6.875% senior notes due 2023	750,000	740,545	798,750	Level 1
6.375% senior notes due 2026	750,000	739,128	810,000	Level 1
Other	504	504	504	Level 3
Total debt	$3,121,558	$3,075,880	$3,234,432

The estimated fair value of our bank credit facility is based on a relative value analysis performed on or about March 31, 2018 and December 31, 2017. The estimated fair values of our Senior Notes are based on quoted market prices as of March 31, 2018 and December 31, 2017. The other debt is a fixed-rate debt that is payable in 32 semi-annual installments, beginning in 2008. It is not traded and does not have an observable market input; therefore, we have estimated its fair value to be equal to the carrying value.

There were no transfers between Level 1, Level 2 and Level 3 measurements during the three months ended March 31, 2018 or 2017.